Right-of-Use Assets (Details) - Schedule of Right of Use Assets	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Additions		952,191
Accumulated depreciation
Charges		238,048
Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Additions		952,191
Accumulated depreciation
Charges		238,048
Classified within property, plant and equipment Motor Vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Additions
Accumulated depreciation
Charges
Cost [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	RM 952,191
Additions	914,635
Right of use asset at, ending	1,866,826	952,191
Cost [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	952,191
Additions	639,093
Right of use asset at, ending	1,591,284	952,191
Cost [Member] | Classified within property, plant and equipment Motor Vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Additions	275,542
Right of use asset at, ending	275,542
Accumulated depreciation [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	238,048
Right of use asset at, ending	662,885	238,048
Accumulated depreciation
Charges	424,837
Accumulated depreciation [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning	238,048
Right of use asset at, ending	635,331	238,048
Accumulated depreciation
Charges	397,283
Accumulated depreciation [Member] | Classified within property, plant and equipment Motor Vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Right of use asset at, ending	27,554
Accumulated depreciation
Charges	27,554
Carrying amount [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning		714,143
Right of use asset at, ending	1,203,941
Accumulated depreciation
Right of use asset at, ending (USD) (in Dollars) | $			$ 262,337
Carrying amount [Member] | Office premises [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning		714,143
Right of use asset at, ending	955,953
Accumulated depreciation
Right of use asset at, ending (USD) (in Dollars) | $			208,301
Carrying amount [Member] | Classified within property, plant and equipment Motor Vehicles [Member]
Schedule of Right of Use Assets [Line Items]
Right of use asset at, beginning
Right of use asset at, ending	RM 247,988
Accumulated depreciation
Right of use asset at, ending (USD) (in Dollars) | $			$ 54,036